Related party balances and transactions - Short-term promissory note (Details) $ in Thousands, $ in Thousands			12 Months Ended
	Dec. 14, 2020 MXN ($)	Jun. 14, 2015	Dec. 31, 2021 MXN ($) item	Dec. 31, 2020 MXN ($)	Dec. 31, 2020 USD ($)	Dec. 31, 2019 MXN ($)	Dec. 31, 2019 USD ($)
Disclosure of transactions between related parties [line items]
Short-term employee benefits			$ 78,048	$ 73,711		$ 58,989
Number of members | item			3
Servicios de Tecnologia Aeroportuaria, S.A. de C.V. "SETA"
Disclosure of transactions between related parties [line items]
Technical assistance annual consideration	$ 3,766,000
Percentage of ebitda before payment of technical assistance fee for next two years	3.00%
Increase in variable consideration than fixed technical assistance fee					$ 3,766		$ 3,661
Threshold percentage of shares held by related party to trigger conversion of shares		7.65%
Minimum percentage of shares held by related party to not trigger conversion of shares		7.65%
CONOISA
Disclosure of transactions between related parties [line items]
Ownership interest indirectly held			1.90%
Empresas ICA | Servicios de Tecnologia Aeroportuaria, S.A. de C.V. "SETA"
Disclosure of transactions between related parties [line items]
Partner ownership interest			12.80%